Related party and employee transactions - Additional Informations (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Related Party Transaction [Line Items]
Due from related parties	$ 283,444,649	$ 242,306,391
Maximum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Transferred	5.54%
Xinzheng Meihang Network Technology Co., Ltd. [Member] | Loans Receivable [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 22,578,925	22,944,780
Related party debt term	3 years
Interest received	$ 5,716,045
Accrued interest	0	$ 3,177,406
Zhengzhou Hangmei Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest repaid	6,315,967
Beijing Aijieli Technology Development Co Ltd Beijing Ruizhuo Xitou Technology Development Co Ltd And Beijing Ruizhuo Xichuang Technology Development Co Ltd [Member]
Related Party Transaction [Line Items]
Extinguishment of pre-existing receivable	48,761,943
Suzhou Yefang [Member]
Related Party Transaction [Line Items]
Working Capital Funds Advanced From Related Parties Noncurrent	11,466,128
Suzhou Wanzhuo's non-controlling interest holders | Loans Receivable [Member]
Related Party Transaction [Line Items]
Working Capital Funds Advanced From Related Parties Noncurrent	$ 18,856,638
Key Management Personnel [Member] | Eight real estate project companies sold
Related Party Transaction [Line Items]
Number of real estate project companies sold | item	8	8
Key Management Personnel [Member] | Eight real estate project companies sold | Maximum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Transferred	5.59%	5.54%
Key Management Personnel [Member] | Eight real estate project companies sold | Minimum [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Transferred	0.57%	0.50%
Key Management Personnel [Member] | One real estate project companies sold
Related Party Transaction [Line Items]
Total consideration	$ 1,300,135
Percentage Of Ownership Transferred	6.03%
Non-Controlling Shareholders [Member] | Beijing Aijieli Technology Development Co Ltd Beijing Ruizhuo Xitou Technology Development Co Ltd And Beijing Ruizhuo Xichuang Technology Development Co Ltd [Member]
Related Party Transaction [Line Items]
Extinguishment of pre-existing receivable	$ 168,430